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December 22, 2004

VIA EDGAR

Mr. Oscar M. Young, Jr.
Division of Corporate Finance
Securities and Exchange Commission
Mail Stop 03-09
Washington, DC 20549

RE:	Zila, Inc.
Form 8-K Filed November 18, 2004
File No. 000-17521

Dear Mr. Young:

     We are submitting this letter on behalf of our client, Zila, Inc. (the “Company”), in response to the comments contained in your letter of November 23, 2004 regarding the Company’s Form 8-K filed November 18, 2004. The response has been prepared based on information provided to us by the Company. We also enclose with this response letter the supplemental information you requested in your comment letter.

     For your convenience, we have provided our response below in a question and answer format. Your original comments are provided below in italics, and are followed by a response.

1.	We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require. Since the company and its management are in possession of all facts relating to a company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

Mr. Oscar M. Young, Jr.
Securities and Exchange Commission
December 22, 2004

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in our review of your filing or in response to our comments on your filing.

Response:

The Company has authorized us to acknowledge on its behalf that it is responsible for the accuracy and adequacy of the disclosures in the filing, that staff comments or changes to the disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	For each reportable event, please address, supplementally, the requirements of Item 304(b) of Regulation S-K. If there were any material transactions or events similar to those involved in the reportable event that you accounted for or disclosed differently than your prior accountant would have concluded was required, please revise your filing to provide all of the disclosures required by Item 304(b).

Response:

The reportable events disclosed in the Company’s filing on Form 8-K were reported in Item 9A of the Report on Form 10-K that was filed for the fiscal year ended July 31, 2003. The Company has advised us that there were no reportable events in the fiscal year ended July 31, 2004, and during the current fiscal year in which the change in accountants took place (subsequent to the fiscal year ended July 31, 2004), there were no similar material transactions or reportable events.

3.	For each reportable event, please tell us, supplementally:

a.	whether the reportable event occurred in any period other than the period covered by the audit or review upon which you were advised of the event,

Mr. Oscar M. Young, Jr.
Securities and Exchange Commission
December 22, 2004

b.	whether the reportable event resulted in an accounting error or misapplication of GAAP,

c.	if an accounting error or misapplication of GAAP resulted, the nature of, amount of and reasons for each resulting error or misapplication,

d.	whether or not you restated (or intend to restate) any prior period, and, if not, why, and

e.	in detail, all the steps you have taken (or plan to take) and procedures you have implemented (or plan to implement) to correct each concern.

Response:

There were two reportable events disclosed in Item 9A of the Company’s Report on Form 10-K for the fiscal year ended July 31, 2003. The text of the description is set forth below for your convenience:

“During the annual audit, our auditors noted certain weaknesses in general computer controls at our corporate headquarters and Zila Nutraceuticals, Inc. In April 2003, we retained a seasoned IT professional as our corporate-wide IT manager to establish common platforms for hardware, software, network management and security across all divisions.

Our revenue recognition policy is to recognize revenue when the risks and rewards of ownership have transferred to the customer. For certain of our divisions this is considered to have occurred when delivery to the designated location is accomplished such as the customer’s warehouse. In the fiscal year end closing process, we identified and corrected a weakness in the application of this revenue recognition policy at one of our divisions due to reporting revenue for certain customer shipments before they reached their destination. During the annual audit, our auditors identified further weaknesses related to this revenue recognition policy. To eliminate this issue in the future, we have refined our current period-end revenue cutoff procedures to more specifically factor in the transit time for shipments from Phoenix to all destination points within the United States, thereby avoiding the problem of recognizing revenue on shipments that are still in transit at period-end.”

Regarding item a., neither reportable event occurred in any period other than the period covered by the audit.

Mr. Oscar M. Young, Jr.
Securities and Exchange Commission
December 22, 2004

Regarding item b., the reportable event associated with computer controls did not result in an accounting error or misapplication of GAAP. The reportable event associated with revenue recognition produced an adjusting entry that was recorded in connection with the completion of the audit that reduced revenues by approximately $587 thousand.

Regarding item c., the nature of the accounting error is described in the reportable event disclosure set forth above.

Regarding item d., no restatement of prior periods was necessary.

Regarding item e., the general computer controls were remediated in fiscal 2004 by hiring an IT manager who prepared a policies and procedures manual, instituted a change control process, improved both physical and logical access security and taken other such steps to respond to the issues identified by the auditors. With respect to the revenue recognition issue, the disclosure of the reportable event includes a description of the steps taken by management to improve the controls associated with the proper cutoff of revenues at the end of an accounting period.

4.	Regarding each reportable event, please provide us with any letter or written communication to and from the former accountants, from and to management or audit or similar committee of the board of directors or the board of directors, if you have no such committee.

Response:

The letter produced by the auditors to communicate these reportable events to the Company’s Audit Committee is provided supplementally as Exhibit 1.

5.	Please provide us with a schedule of your adjustments to close the books for the quarter and year ended July 31, 2004. In addition, please provide a separate schedule of adjustments recorded in connection with or as a result of the related audit. In this regard, for each schedule, please quantify the net effect of all adjustments on pre-tax net income (loss). Furthermore, for each adjustment, please:

a.	clearly explain the reason for each adjustment,

b.	show us the impact of each adjustment on pre-tax net income (loss),

c.	tell us why each adjustment does not relate to prior quarter or year, and,

Mr. Oscar M. Young, Jr.
Securities and Exchange Commission
December 22, 2004

d.	explain in detail why you believe the timing of each adjustment is appropriate.

Response:

The Company’s schedule of adjustments and the Company’s response to 5.b. is provided supplementally in Exhibit 2. The Company’s responses to 5.a., 5.c., and 5.d. are provided supplementally in Exhibit 3.

Sincerely,

Christian J. Hoffmann, III For the Firm

CJH:jac
Enclosures
cc: Mr. Andrew A. Stevens